UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	_____________
Commission File Number of securitizer:	_____________
Central Index Key Number of securitizer:	_____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2022-RPL3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

John Garrett Wallace, (212) 357-0655

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by GS Mortgage Securities Corp. on July 21, 2022 (the “Original Filing”) and is being filed solely to replace in their entirety the reports attached to the Original Filing as Exhibit 99.3. Such reports are hereby replaced in their entirety by the reports filed as Exhibits 99.3 to this Form ABS-15G/A.

Item 3.	Exhibits

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative

Schedule 2 – New Origination Compliance Report

Schedule 3 – Pay History Report

Schedule 4 – Servicing Comment Report

Schedule 5 – Title Diligence Report

99.2       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Due Diligence Narrative Report

Schedule 2 – Conditions Report (Compliance Only)

Schedule 3 – Loan Level Tape Comparison

Schedule 4 – ASF Upload

99.3       Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 – Due Diligence Narrative Report

Schedule 2 – Modification Report

Schedule 3 – Exception Report

Schedule 4 – Loan Level Exception Report

Schedule 5 – Compliance Extract Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 21, 2022

GS Mortgage Securities Corp.
(Depositor)

By: /s/ Michael Dente
       Name: Michael Dente
       Title: Vice President

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative

Schedule 2 – New Origination Compliance Report

Schedule 3 – Pay History Report

Schedule 4 – Servicing Comment Report

Schedule 5 – Title Diligence Report

99.2       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Due Diligence Narrative Report

Schedule 2 – Conditions Report (Compliance Only)

Schedule 3 – Loan Level Tape Comparison

Schedule 4 – ASF Upload

99.3       Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 – Due Diligence Narrative Report

Schedule 2 – Modification Report

Schedule 3 – Exception Report

Schedule 4 – Loan Level Exception Report

Schedule 5 – Compliance Extract Report

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